UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

Wanger USA

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value

	Common Stock 99.5%

	Information 32.0%
	Business Software 8.1%
998,000	Informatica (a) Enterprise Data Integration Software	$22,534,840
740,000	Micros Systems (a) Information Systems for Restaurants & Hotels	22,340,600
375,000	ANSYS (a) Simulation Software for Engineers & Designers	14,051,250
575,000	Blackbaud Software & Services for Non-profits	13,340,000
2,280,000	Novell (a) Directory, Operating System & Identity Management Software	10,282,800
250,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	9,940,000
70,200	Quality Systems (b) IT Systems for Medical Groups & Ambulatory Care Centers	4,322,214
150,000	NetSuite (a)(b) End to End IT Systems Solution Delivered Over the Web	2,295,000
79,600	Tyler Technologies (a) Financial, Tax, Court & Document Management Systems for Government	1,360,364
90,000	Avid Technology (a) Digital Nonlinear Editing Software & Systems	1,268,100
180,000	Art Technology Group (a) Software & Tools to Optimize Websites for E-commerce	694,800
		102,429,968
	Semiconductors & Related Equipment 4.0%
743,000	Microsemi (a) Analog/Mixed-signal Semiconductors	11,731,970
1,179,750	ON Semiconductor (a) Mixed-signal & Power Management Semiconductors	9,732,937
1,180,000	Integrated Device Technology (a) Communications Semiconductors	7,976,800
318,000	Monolithic Power Systems (a) High Performance Analog & Mixed Signal Integrated Circuits (ICs)	7,457,100
189,300	Supertex (a) Analog/Mixed-signal Semiconductors	5,679,000
750,000	Entegris (a) Semiconductor Materials Management Products	3,712,500
345,000	Pericom Semiconductor (a) Interface Integrated Circuits (ICs)& Frequency Control Products	3,384,450
		49,674,757
	Telephone and Data Services 3.2%
2,081,000	tw telecom (a) Fiber Optic Telephone/Data Services	27,989,450
590,000	Cogent Communications (a) Internet Data Pipelines	6,667,000
1,591,668	PAETEC Holding (a) Telephone/Data Services for Business	6,159,755
		40,816,205
	Instrumentation 3.1%
185,000	Mettler Toledo (a) Laboratory Equipment	16,759,150
765,000	IPG Photonics (a) Fiber Lasers	11,628,000
225,000	FLIR Systems (a) Infrared Cameras	6,293,250
168,000	Trimble Navigation (a) GPS-based Instruments	4,016,880
		38,697,280
	Mobile Communications 2.6%
1,040,000	Crown Castle International (a) Communications Towers	32,614,400
88,000	Globalstar (a) Satellite Mobile Voice & Data Carrier	66,880
		32,681,280
	Telecommunications Equipment 2.4%
475,000	Polycom (a) Video Conferencing Equipment	12,706,250
335,000	CommScope (a) Wireless Infrastructure Equipment & Telecom Cable	10,026,550
320,100	Blue Coat Systems (a) WAN Acceleration & Network Security	7,231,059
		29,963,859
	Computer Hardware & Related Equipment 2.2%
375,600	Amphenol Electronic Connectors	14,152,608
230,000	II-VI (a) Laser Optics & Specialty Materials	5,851,200
135,000	Netgear (a) Networking Products for Small Business & Home	2,477,250
80,000	Nice Systems - ADR (Israel) (a) Audio & Video Recording Solutions	2,435,200
85,000	Zebra Technologies (a) Bar Code Printers	2,204,050
		27,120,308
	Financial Processors 1.9%
511,000	Global Payments Credit Card Processor	23,863,700

	Internet Related 1.2%
947,000	Switch & Data Facilities (a) Network Neutral Data Centers	12,888,670
875,000	TheStreet.com Financial Information Websites	2,537,500
		15,426,170
	Gaming Equipment & Services 1.2%
400,000	Bally Technologies (a) Slot Machines & Software	15,348,000
	Computer Services 0.8%
275,000	SRA International (a) Government IT Services	5,937,250
705,500	Hackett Group (a) IT Integration & Best Practice Research	2,045,950

1

Number of Shares		Value

	Computer Services — 0.8% (cont)
753,000	RCM Technologies (a)(c) Technology & Engineering Services	$1,686,720
		9,669,920
	Business Information & Marketing Services 0.5%
443,200	Navigant Consulting (a) Financial Consulting Firm	5,983,200
	Contract Manufacturing 0.4%
115,000	Plexus (a) Electronic Manufacturing Services	3,029,100
250,000	Sanmina-SCI (a) Electronic Manufacturing Services	2,150,000
		5,179,100
	CATV 0.2%
335,000	Mediacom Communications (a) Cable Television Franchises	1,929,600
	TV Broadcasting 0.1%
880,000	Entravision Communications (a) Spanish Language TV & Radio Stations	1,522,400
	Radio 0.1%
561,900	Salem Communications (a) Radio Stations for Religious Programming	1,269,894
515,000	Spanish Broadcasting System (a) Spanish Language Radio Stations	242,102
		1,511,996
Total Information		401,817,743

	Consumer Goods & Services 16.6%
	Retail 5.3%
380,000	Urban Outfitters (a) Apparel & Home Specialty Retailer	11,464,600
420,000	lululemon athletica (a) Premium Active Apparel Retailer	9,555,000
696,000	Chico’s FAS (a) Women’s Specialty Retailer	9,048,000
223,000	J Crew Group (a) Multi-channel Branded Retailer	7,987,860
216,000	Abercrombie & Fitch Teen Apparel Retailer	7,102,080
800,000	Saks (a) Luxury Department Store Retailer	5,456,000
479,000	Talbots (b) Women’s Specialty Retailer	4,421,170
419,796	Hot Topic (a) Music Inspired Retailer of Apparel, Accessories & Gifts	3,144,272
616,000	Charming Shoppes (a) Women’s Specialty Plus Size Apparel Retailer	3,024,560
160,000	AnnTaylor Stores (a) Women’s Apparel Retailer	2,542,400
50,000	Gymboree (a) Children’s Apparel Specialty Retailer	2,419,000
150,000	Gaiam (a) Healthy Living Catalogs & E-Commerce	1,047,000
		67,211,942
	Travel 2.7%
750,000	Gaylord Entertainment (a)(b) Convention Hotels	15,075,000
797,900	Avis Budget Group (a) Second Largest Car Rental Company	10,659,944
750,000	Hertz (a) Largest U.S. Rental Car Operator	8,122,500
		33,857,444
	Educational Services 1.8%
176,000	ITT Educational Services (a) Post-secondary Degree Services	19,432,160
310,000	SkillSoft - ADR (a) Web-based Learning Solutions (E-Learning)	2,976,000
		22,408,160
	Apparel 1.8%
459,000	Coach Designer & Retailer of Branded Leather Accessories	15,110,280
268,745	True Religion Apparel (a) Premium Denim	6,968,558
		22,078,838
	Furniture & Textiles 1.3%
1,065,000	Knoll Office Furniture	11,107,950
310,000	Herman Miller Office Furniture	5,242,100
		16,350,050
	Other Durable Goods 1.0%
338,400	Cavco Industries (a)(c) Higher End Manufactured Homes	12,013,200
1,478,300	Champion Enterprises (a) Manufactured Homes	680,018
		12,693,218
	Consumer Goods Distribution 0.8%
433,500	Pool Distributor of Swimming Pool Supplies & Equipment	9,632,370
	Nondurables 0.8%
312,000	Jarden Branded Household Products	8,757,840
12,000	Chattem (a) Personal Care Products	796,920
		9,554,760
	Casinos & Gaming 0.5%
555,000	Pinnacle Entertainment (a) Regional Casino Operator	5,655,450
	Leisure Products 0.3%
140,000	Thor Industries RV & Bus Manufacturer	4,333,000
	Other Consumer Services 0.2%
110,000	Lifetime Fitness (a) Sport & Fitness Club Operator	3,085,500
	Restaurants 0.1%
40,000	P.F. Chang’s China Bistro (a) Mandarin Style Restaurants	1,358,800
Total Consumer Goods & Services		208,219,532

	Finance 14.6%
	Banks 4.8%
935,083	Valley National Bancorp New Jersey/New York Bank	11,492,170
478,100	MB Financial Chicago Bank	10,025,757

2

Number of Shares		Value

	Banks — 4.8% (cont)
689,700	TCF Financial Great Lakes Bank	$8,993,688
404,479	Lakeland Financial Indiana Bank	8,352,491
437,000	Pacific Continental Pacific N.W. Bank	4,601,610
103,000	SVB Financial Group (a)(b) Bank to Venture Capitalists	4,456,810
300,000	Wilmington Trust Delaware Trust Bank	4,260,000
500,000	First Busey Illinois Bank	2,350,000
155,600	Associated Banc-Corp Midwest Bank	1,776,952
37,000	BOK Financial Tulsa-based Southwest Bank	1,713,840
851,451	Guaranty Bancorp (a) Colorado Bank	1,260,148
181,582	Green Bankshares (b) Tennessee Bank	907,910
		60,191,376
	Finance Companies 4.3%
1,142,400	AmeriCredit (a)(b) Auto Lending	18,038,496
365,000	GATX Rail Car Lessor	10,201,750
359,000	McGrath Rentcorp Temporary Space & IT Rentals	7,635,930
625,000	H&E Equipment Services (a) Heavy Equipment Leasing	7,081,250
200,000	Aaron’s Rent to Own	5,280,000
189,800	World Acceptance (a) Personal Loans	4,784,858
230,000	CAI International (a) International Container Leasing	1,695,100
		54,717,384
	Brokerage & Money Management 2.4%
642,000	SEI Investments Mutual Fund Administration & Investment Management	12,634,560
280,000	Eaton Vance Specialty Mutual Funds	7,837,200
750,000	MF Global (a) Futures Broker	5,452,500
155,000	Investment Technology Group (a) Electronic Trading	4,327,600
		30,251,860
	Insurance 1.9%
376,000	Leucadia National (a) Insurance Holding Company	9,294,720
18,000	Markel (a) Specialty Insurance	5,936,760
64,000	Navigators Group (a) Specialty Insurance	3,520,000
120,000	Tower Group Commercial & Personal Lines Insurance	2,926,800
110,000	Delphi Financial Group Workers Compensation & Group Employee Benefit Products & Services	2,489,300
		24,167,580
	Savings & Loans 1.2%
600,000	ViewPoint Financial Texas Thrift	8,424,000
238,079	Berkshire Hills Bancorp Northeast Thrift	5,223,453
60,272	Provident New York Bancorp New York State Thrift	575,598
42,455	K-Fed Bancorp Los Angeles Savings & Loan	382,944
		14,605,995
Total Finance		183,934,195

	Industrial Goods & Services 12.3%
	Machinery 8.9%
715,000	Ametek Aerospace/Industrial Instruments	24,960,650
365,100	Nordson Dispensing Systems for Adhesives & Coatings	20,478,459
452,300	ESCO Technologies (a) Automatic Electric Meter Readers	17,820,620
442,000	Donaldson Industrial Air Filtration	15,306,460
400,000	Pentair Pumps & Water Treatment	11,808,000
235,000	Oshkosh Specialty Truck Manufacturer	7,268,550
262,200	Mine Safety Appliances Safety Equipment	7,213,122
195,000	MOOG (a) Motion Control Products for Aerospace, Defense & Industrial Markets	5,752,500
50,000	Kaydon Specialized Friction & Motion Control Products	1,621,000
		112,229,361
	Industrial Materials & Specialty Chemicals 1.4%
255,000	Drew Industries (a) RV & Manufactured Home Components	5,530,950
250,000	Albany International Paper Machine Clothing & Advanced Textiles	4,850,000
50,000	Greif Industrial Packaging	2,752,500
60,000	Albemarle Refinery Catalysts & Other Specialty Chemicals	2,076,000
65,000	Koppers Holdings Integrated Provider of Carbon Compounds	1,927,250
		17,136,700
	Outsourcing Services 0.7%
400,000	Quanta Services (a) Electrical & Telecom Construction Services	8,852,000

3

Number of Shares		Value

	Electrical Components 0.4%
145,000	Acuity Brands Commercial Lighting Fixtures	$4,670,450
	Construction 0.3%
240,000	M/I Homes (a) Columbus-based Home Builder	3,261,600
	Water 0.2%
550,000	Mueller Water Products Fire Hydrants, Valves & Ductile Iron Pipes	3,014,000
	Steel 0.2%
200,000	GrafTech International (a) Industrial Graphite Materials Producer	2,940,000
	Industrial Distribution 0.2%
150,000	Interline Brands (a) Industrial Distribution	2,527,500
Total Industrial Goods & Services		154,631,611

	Energy & Minerals 9.9%
	Oil Services 6.0%
626,400	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	32,723,136
749,000	Atwood Oceanics (a) Offshore Drilling Contractor	26,417,230
130,100	Oceaneering International (a) Provider of Sub-sea Services & Manufactured Products	7,383,175
203,125	Exterran Holdings (a) Natural Gas Compressor Rental & Fabrication	4,822,187
107,000	Bristow (a) Largest Provider of Helicopter Services to Offshore Oil & Gas Producers	3,176,830
108,700	Tesco (a) Developing New Well Drilling Technologies	867,426
		75,389,984
	Oil & Gas Producers 3.5%
570,000	Carrizo Oil & Gas (a) Oil & Gas Producer	13,959,300
271,200	Southwestern Energy (a) Oil & Gas Producer	11,574,816
230,000	Ultra Petroleum (a) Oil & Gas Producer	11,260,800
265,000	Quicksilver Resources (a)(b) Natural Gas & Coal Seam Gas Producer	3,760,350
88,000	Equitable Resources Natural Gas Producer & Utility	3,748,800
		44,304,066
	Mining 0.4%
50,000	Core Laboratories (Netherlands) Oil & Gas Reservoir Consulting	5,154,500
Total Energy & Minerals		124,848,550

	Health Care 9.2%
	Biotechnology & Drug Delivery 4.0%
325,000	Human Genome Sciences (a) Biotech Focused on HCV, Inflammation & Cancer	6,116,500
384,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	5,387,520
100,000	United Therapeutics (a) Biotech Focused on Rare Diseases	4,899,000
270,000	BioMarin (a) Biotech Focused on Orphan Diseases	4,881,600
490,000	Nektar Therapeutics (a) Drug Delivery Technologies	4,772,600
125,000	Auxilium Pharmaceuticals (a) Biotech Focused on Niche Disease Areas	4,276,250
153,500	Myriad Genetics (a) Genetic Diagnostics	4,205,900
81,000	AMAG Pharmaceuticals (a) Biotech Focused on Niche Diseases	3,538,080
175,000	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatitis C	2,787,750
325,000	Allos Therapeutics (a) Cancer Drug Development	2,356,250
72,000	Onyx Pharmaceuticals (a) Commercial-stage Biotech Focused on Cancer	2,157,840
270,800	Poniard (a)(b) Cancer Biotech	2,025,584
500,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	2,010,000
215,000	Micromet (a)(b) Next-generation Antibody Technology	1,431,900
738,060	Medicure - Warrants (a)(d) Cardiovascular Biotech Company	14,761
100,000	IsoRay - Warrants (a)(d) Radiology Cancer Company	5,000
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	1,500
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d) High Throughput Rational Drug Design	773
		50,868,808
	Medical Equipment & Devices 2.0%
235,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	10,466,900
134,000	Illumina (a) Leading Tools & Service Provider for Genetic Analysis	5,695,000
85,000	Orthofix International (a) Bone Fixation & Stimulation Devices	2,498,150
80,000	Sirona Dental Systems (a) Manufacturer of Dental Equipment	2,380,000
50,000	Kinetic Concepts (a) Wound Healing & Tissue Repair Products	1,849,000
100,000	American Medical Systems (a) Medical Devices to Treat Urological Conditions	1,692,000
18,100	Thoratec (a) Left Ventricular Assist Device (LVAD) - Artificial Heart	547,887
		25,128,937
	Health Care Services 1.6%
362,465	PSS World Medical (a) Distributor of Medical Supplies	7,912,611
285,000	Psychiatric Solutions (a) Behavioral Health Services	7,626,600
145,000	Emdeon (a) Revenue & Payment Cycle Management	2,349,000

4

Number of Shares or Principal Amount		Value

	Health Care Services – 1.6% (cont)
285,000	eResearch Technology (a) Clinical Research Services	$1,995,000
		19,883,211
	Medical Supplies 1.1%
340,000	Cepheid (a) Molecular Diagnostics	4,494,800
200,000	Luminex (a) Life Science Tools & Molecular Diagnostics	3,400,000
180,000	Immucor (a) Automated Blood Typing Reagents	3,186,000
53,000	Idexx Laboratories (a) Diagnostic Equipment & Services for Veterinarians	2,650,000
		13,730,800
	Pharmaceuticals 0.5%
115,000	Cephalon (a) Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	6,697,600
Total Health Care		116,309,356

	Other Industries 4.9%
	Real Estate 3.6%
405,000	SL Green Realty Manhattan Office Buildings	17,759,250
271,975	Macerich Company (b) Regional Shopping Malls	8,249,002
1,450,000	Kite Realty Group Community Shopping Centers	6,046,500
100,000	Digital Realty Trust Technology-focused Office Buildings	4,571,000
85,000	Corporate Office Properties Office Buildings	3,134,800
90,000	American Campus Communities Student Housing	2,416,500
196,000	Extra Space Storage Self Storage Facilities	2,067,800
120,000	BioMed Realty Trust Life Science-focused Office Buildings	1,656,000
		45,900,852
	Transportation 1.3%
580,800	Heartland Express Regional Trucker	8,363,520
160,000	JB Hunt Transport Services Truck & Intermodal Carrier	5,140,800
180,000	Rush Enterprises, Class A (a) Truck Sales & Services	2,325,600
		15,829,920
Total Other Industries		61,730,772

Total Common Stock: 99.5% (Cost: $1,048,845,114)		1,251,491,759

Securities Lending Collateral 1.8%

23,413,250	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.060%)	23,413,250

Total Securities Lending Collateral: (Cost: $23,413,250)		23,413,250

	Short-Term Obligation 0.5%

$5,824,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation, maturing 8/25/11, market value $5,943,150 (repurchase proceeds $5,824,002)	5,824,000

Total Short-Term Obligation: (Cost: $5,824,000)		5,824,000

Total Investments: 101.8% (Cost: $1,078,082,364) (f)		1,280,729,009

Obligation to Return Collateral for Securities Loaned: (1.8)%		(23,413,250)

Cash and Other Assets Less Liabilities: —%		310,232

Total Net Assets: 100%		$1,257,625,991

5

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Total Information	$401,817,743	$—	$—	$401,817,743
Total Consumer Goods & Services	208,219,532	—	—	208,219,532
Total Finance	183,934,195	—	—	183,934,195
Total Industrial Goods & Services	154,631,611	—	—	154,631,611
Total Energy & Minerals	124,848,550	—	—	124,848,550
Total Health Care	116,287,322	19,761	2,273	116,309,356
Total Other Industries	61,730,772	—	—	61,730,772
Total Common Stocks	1,251,469,725	19,761	2,273	1,251,491,759
Securities Lending Collateral	23,413,250			23,413,250
Short-Term Obligation	—	5,824,000	—	5,824,000
Total Investments	$1,274,882,975	$5,843,761	$2,273	$1,280,729,009

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts / (Premiums)	Realized Gain / (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009
Common Stocks
Health Care
Biotechnology & Drug Delivery	$5,683	$—	$—	$(3,410)	$—	$—	$—	$—	$2,273
Total	$5,683	$—	$—	$(3,410)	$—	$—	$—	$—	$2,273

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $3,410.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 is $22,723,534.
(c)

An affiliated person of the fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended September 30, 2009 are as follows:

Affiliates	Balance of Shares Held at 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 9/30/09	Value	Dividend
RCM Technologies	753,000	—	—	753,000	$1,686,720	$—
Cavco Industries	288,400	50,000	—	338,400	12,013,200	—
	1,041,400	50,000	—	1,091,400	$13,699,920	$—

The aggregate cost and value of these companies at September 30, 2009, was $16,840,309 and $13,699,920, respectively. Investments in these affiliated companies represented 1.09% of total net assets at September 30, 2009.

(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at their fair value determined in good faith under consistently applied procedures established by the board of trustees. At September 30, 2009, these securities amounted to $22,034 which represented less than 0.01% of net assets. Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Locus Pharmaceuticals,
Series A-1, Pfd.	9/05/01	25,000	$1,000,000	$1,500
Locus Pharmaceuticals,
Series B-1, Pfd.	2/08/07	12,886	37,369	773
IsoRay – Warrants	3/21/07	100,000	—	5,000
Medicure – Warrants	12/22/06	738,060	—	14,761
			$1,037,369	$22,034

(e)	Investment made with cash collateral received from securities lending activity.
(f)

At September 30, 2009, for federal income tax purposes cost of investments was $1,078,082,364 and net unrealized appreciation was $202,646,645 consisting of gross unrealized appreciation of $392,288,292 and gross unrealized depreciation of $189,641,647.

ADR = American Depositary Receipts.

6

Wanger International

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value

	Common Stock 98.0%

	Asia 40.9%
	Japan 17.1%
2,233,000	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$17,317,177
176,000	Point Apparel Specialty Retailer	11,623,653
4,420	Nippon Residential Investment Residential REIT	11,320,685
10,500	Jupiter Telecommunications Largest Cable Service Provider in Japan	10,160,011
684,000	Rohto Pharmaceutical Health & Beauty Products	9,320,969
3,600	Seven Bank ATM Processing Services	8,886,456
1,067,000	Kamigumi Port Cargo Handling & Logistics	8,654,061
228,000	Ibiden Electronic Parts & Ceramics	8,404,529
393,800	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	8,122,741
1,500	Orix JREIT Diversified REIT	7,735,890
545,000	Aeon Delight Facility Maintenance & Management	7,690,064
312,000	Glory Currency Handling Systems & Related Equipment	7,649,251
142,400	Benesse Education Service Provider	6,960,306
1,500	Osaka Securities Exchange Osaka Securities Exchange	6,787,517
728,400	Asics Footwear & Apparel	6,726,570
1,100	Fukuoka Diversified REIT in Fukuoka	6,408,561
228,000	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	6,341,238
2,660	Wacom Computer Graphic Illustration Devices	6,290,273
264,500	Kintetsu World Express Airfreight Logistics	6,178,579
68,000	Nakanishi Dental Tools & Machinery	5,965,562
344,000	Ushio Industrial Light Sources	5,955,947
210,000	Miura Industrial Boiler	5,918,111
1,036	Nippon Accommodations Fund Residential REIT	5,772,201
600,000	Suruga Bank Regional Bank	5,645,700
280,100	Daiseki Waste Disposal & Recycling	5,516,085
207,000	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	4,930,746
132,000	Unicharm PetCare Pet Food & Pet Toiletries	4,897,096
152,000	Makita Power Tools	4,782,776
127,000	Tsumura Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)	4,572,138
169,000	Olympus Medical Equipment (Endoscopes) & Cameras	4,448,769
284,000	Zenrin Map Content Publisher	4,129,842
1,100,000	Chuo Mitsui Trust Holdings Trust Bank	4,038,486
420	Nippon Building Fund Office REIT	3,740,208
210,000	Tamron Camera Lens Maker	2,493,271
45,000	Toyo Tanso Carbon & Graphite Products for Industrial Use	2,312,559
75,500	Icom Two Way Radio Communication Equipment	1,929,406
117,600	Torishima Pump Manufacturing Industrial Pump for Power Generation & Water Supply Systems	1,916,484
71,500	As One Scientific Supplies Distributor	1,357,096
		242,901,014
	China 5.1%
142,000	New Oriental Education & Technology - ADR (a) China’s Largest Private Education Service Provider	11,423,900
4,884,000	China Yurun Food Meat Processor in China	10,513,019
245,500	Mindray - ADR (b) Medical Device Manufacturer	8,013,120
9,388,400	China Green Chinese Fruit & Vegetable Grower & Processor	7,974,886
88,000,000	RexLot Holdings (a) Lottery Equipment Supplier in China	7,823,172
9,542,000	Jiangsu Expressway Chinese Toll Road Operator	7,794,324
1,807,900	Shandong Weigao Vertically Integrated Hospital Consumable Manufacturer	5,945,898
4,373,000	Wasion Group Electronic Power Meter Total Solution Provider	3,798,179
2,856,000	China Shipping Development China’s Dominant Shipper for Oil & Coal	3,551,496
4,580,000	Fu Ji Food & Catering Services (a) Food Catering Service Provider in China	2,848,446
335,000	VisionChina Media - ADR (a) Advertising on Digital Screens in China’s Mass Transit System	2,666,600
14,389	ZhongDe Waste Technology Solid Municipal Waste & Medical Waste Incinerator Manufacturer	260,941
		72,613,981

Number of Shares		Value

	Singapore 5.0%
12,000,000	Olam International Agriculture Supply Chain Manager	$21,112,486
2,500,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	14,852,140
27,000,000	Mapletree Logistics Trust Asian Logistics Landlord	14,696,365
10,700,000	CDL Hospitality Trust Singapore Hotel Operator	10,855,998
7,000,000	Ascendas REIT Singapore Industrial Property Landlord	9,522,003
		71,038,992
	India 3.8%
662,700	Jain Irrigation Systems Agricultural Micro-irrigation Systems & Food Processing	10,857,569
106,000	Educomp Solutions Multimedia Educational Content	10,260,146
334,385	Asian Paints India’s Largest Paint Company	9,758,521
160,000	Housing Development Finance Indian Mortgage Lender	9,135,264
553,000	Mundra Port & Special Economic Zone Indian West Coast Shipping Port	5,955,774
731,017	Shriram Transport Finance Truck Financing in India	5,746,424
306,188	Patel Engineering Civil Engineering & Construction	3,139,962
		54,853,660
	South Korea 3.6%
63,800	MegaStudy Online Education Service Provider	13,083,814
83,000	NHN (a) South Korea’s Largest Online Search Engine	12,219,837
318,000	Woongjin Coway South Korean Household Appliance Rental Service Provider	10,201,440
146,000	Mirae Asset Securities South Korean Largest Diversified Financial Company	8,686,144
100,000	Taewoong Niche Custom Forging	6,399,938
		50,591,173
	Taiwan 3.3%
16,272,000	Yuanta FHC Financial Holding Company in Taiwan	11,973,570
3,066,834	Everlight Electronics LED Packager	9,998,862
3,840,816	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	9,399,273
1,573,000	Simplo Technology World’s Largest Notebook Battery Pack Supplier	8,907,927
492,800	Formosa International Hotels Hotel, Food & Beverage Operation & Hospitality Management Services	6,180,067
		46,459,699
	Hong Kong 2.3%
1,000,000	Hong Kong Exchanges and Clearing Hong Kong Equity & Derivatives Market Operator	17,961,912
7,437,800	Lifestyle International Mid to High-end Department Store Operator in Hong Kong & China	11,444,211
24,797,212	NagaCorp Casino/Entertainment Complex in Cambodia	3,254,016
		32,660,139
	Indonesia 0.7%
27,000,000	Perusahaan Gas Negara Gas Distributor & Pipeline Operator	10,195,168
Total Asia:		581,313,826

	Europe 38.2%
	United Kingdom 7.7%
2,200,000	Serco Facilities Management	17,762,243
657,600	Intertek Group Testing, Inspection & Certification Services	13,337,856
1,150,000	Capita Group White Collar, Back Office Outsourcing	13,283,658
2,976,000	Charles Taylor (c) Insurance Services	10,772,562
470,000	Schroders United Kingdom Top Tier Asset Manager	8,220,618
1,765,000	Cobham Aerospace Components	6,177,741
1,600,000	RPS Group Environmental Consulting & Planning	5,758,124
140,000	Chemring Defense Manufacturer of Countermeasures & Energetics	5,471,285
71,000	Randgold Resources - ADR Gold Mining in Western Africa	4,961,480
390,000	Keller Group Ground Engineering	4,527,006
250,000	Rotork Valve Actuators for Oil & Water Pipelines	4,520,630
1,120,000	N Brown Group Home Shopping Women’s Clothes Retailer	4,403,280
490,000	Smith & Nephew Medical Equipment & Supplies	4,389,243
230,000	Tullow Oil Oil & Gas Producer	4,154,901
300,000	Intermediate Capital European Provider of Mezzanine Capital	1,433,830
		109,174,457
	Netherlands 6.6%
628,550	Imtech Engineering & Technical Services	16,046,170
255,351	Fugro Sub-sea Oilfield Services	14,772,923
602,000	Unit 4 Agresso (a) Business Software Development	12,992,261
165,132	Vopak (a) World’s Largest Operator of Petroleum & Chemical Storage Terminals	10,736,406
671,590	Aalberts Industries Flow Control & Heat Treatment	9,042,634

Number of Shares		Value

	Netherlands — 6.6% (cont)
383,584	Koninklijke TenCate Advanced Textiles & Industrial Fabrics	$8,452,088
103,982	Smit Internationale Harbor & Offshore Towage & Marine Services	8,040,658
367,000	Arcadis Engineering Consultants	6,738,433
225,000	QIAGEN (a) Life Science Tools & Molecular Diagnostics	4,776,482
21,000	Core Laboratories Oil & Gas Reservoir Consulting	2,164,890
		93,762,945
	France 5.2%
115,000	Neopost Postage Meter Machines	10,324,828
88,000	Iliad Alternative Internet & Telecoms Provider	9,930,992
154,240	Saft Niche Battery Manufacturer	8,609,576
95,000	Pierre & Vacances Vacation Apartment Lets	8,181,749
317,000	SES Satellite Broadcasting Services	7,195,133
145,000	Zodiac Aerospace Leading Aircraft Supplier	5,756,423
58,000	Rubis Tank Storage & Liquefied Petroleum Gas Distributor	5,300,856
143,000	Carbone Lorraine	5,285,431
143,000	Carbone Lorraine - Rights (a) Advanced Industrial Materials	420,610
152,000	Eutelsat Co-leader in European Fixed Satellite Services	4,629,017
87,000	Eurofins Scientific Food Screening & Testing	4,083,255
54,400	Norbert Dentressangle Transport	3,510,598
207,000	Hi-Media (a) Leading Online Advertiser in Europe	1,436,775
		74,665,243
	Germany 4.5%
186,000	Wincor Nixdorf Retail POS Systems & ATM Machines	11,973,643
251,000	CTS Eventim Event Ticket Sales	11,364,394
72,300	Vossloh Rail Infrastructure & Diesel Locomotives	8,199,018
55,200	Rational Commercial Oven Manufacturer	7,740,151
299,000	Rhoen-Klinikum Health Care Services	7,616,802
241,110	Elringklinger Automobile Components	4,961,405
287,000	Tognum Diesel Engines for Drive & Power Generation Systems	4,908,715
205,000	Deutsche Beteiligungs Private Equity Investment Management	4,854,660
243,000	Takkt Mail Order Retailer of Office & Warehouse Durables	3,064,439
		64,683,227
	Sweden 3.2%
2,169,000	Sweco Engineering Consultants	18,067,822
1,326,000	Hexagon Measurement Equipment	15,858,807
1,500,200	Nobia (a) Kitchen Cabinet Manufacturing & Sales	8,245,737
347,000	East Capital Explorer (a) Sweden-based RUS/CEE Investment Fund	3,149,031
		45,321,397
	Switzerland 2.5%
64,500	Geberit Plumbing Supplies	9,915,818
7,300	Sika Chemicals for Construction & Industrial Applications	9,867,983
97,300	Kuehne & Nagel Freight Forwarding/Logistics	8,470,626
30,000	Burckhardt Compression Gas Compression Pumps	4,923,466
43,743	Bank Sarasin & Cie (a) Private Banking	1,821,734
		34,999,627
	Finland 2.3%
661,000	Poyry Engineering Consultants	11,999,752
450,722	Stockmann Department Store & Fashion Retailer in Scandinavia & Russia	11,893,481
745,000	Ramirent (a) Largest Equipment Rental Company in Scandinavia & Central Eastern Europe	8,329,009
		32,222,242
	Ireland 1.5%
2,750,000	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	9,298,331
212,000	Aryzta (a) Baked Goods	8,488,022
104,900	Paddy Power Irish Betting Services	3,194,080
		20,980,433
	Italy 0.9%
3,354,005	CIR (a) Italian Holding Company	7,546,354
909,000	Credito Emiliano (a) Italian Regional Bank	5,787,686
		13,334,040
	Spain 0.8%
180,000	Red Electrica de Espana Spanish Power Grid	9,215,231
446,800	ENCE (a) Europe’s Leading Eucalyptus Pulp Maker	2,021,802
		11,237,033

Number of Shares		Value

	Poland 0.8%
328,300	Central European Distribution (a) Vodka Production & Spirits Distribution	$10,755,108
	Denmark 0.7%
110,000	Novozymes Industrial Enzymes	10,375,487
	Czech Republic 0.6%
43,000	Komercni Banka Leading Czech Universal Bank	8,582,041
	Greece 0.6%
1,200,000	Intralot Lottery & Gaming Systems & Services	8,308,108
	Iceland 0.3%
7,836,321	Marel (a) Largest Manufacturer of Poultry & Fish Processing Equipment	3,981,900
Total Europe:		542,383,288

	Other Countries 13.0%
	United States 3.9%
458,000	Atwood Oceanics (a) Offshore Drilling Contractor	16,153,660
225,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	10,021,500
119,000	Oceaneering International (a) Provider of Sub-sea Services & Manufactured Products	6,753,250
110,000	Illumina (a) Leading Tools & Service Provider for Genetic Analysis	4,675,000
250,000	BioMarin (a) Biotech Focused on Orphan Diseases	4,520,000
84,000	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	4,388,160
88,000	World Fuel Services Global Fuel Broker	4,230,160
150,000	Ritchie Brothers Auctioneers (b) Heavy Equipment Auctioneer	3,681,000
35,000	Bristow (a) Largest Provider of Helicopter Services to Offshore Oil & Gas Producers	1,039,150
100,000	Tesco (a) Developing New Well Drilling Technologies	798,000
		56,259,880
	Australia 3.2%
2,438,333	Sino Gold (a) Gold Mining in The People’s Republic of China	14,483,241
238,732	Perpetual Trustees Mutual Fund Management	8,184,228
700,000	Billabong International Action Sports Apparel Brand Manager	7,374,790
200,000	Australian Stock Exchange Australian Equity & Derivatives Market Operator	6,189,980
90,000	Cochlear Cochlear Implants for Hearing	5,294,832
337,000	United Group Engineering & Facilities Management	4,400,710
		45,927,781
	South Africa 2.5%
700,000	Naspers Media in Africa & Other Emerging Markets	24,004,085
1,530,000	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	6,956,865
1,575,000	Uranium One (a) Uranium Mines in Kazakhstan, the U.S. & Australia	3,780,647
		34,741,597
	Canada 2.3%
580,000	ShawCor Oil & Gas Pipeline Products	15,688,414
423,000	CCL Industries Leading Global Label Manufacturer	8,770,934
286,000	Ivanhoe Mines (a)	3,657,940
250,000	Ivanhoe Mines (a) Copper Mine Project in Mongolia	3,213,001
725,700	Horizon North Logistics (a) Provides Diversified Oil Service Offering in Northern Canada	1,131,947
179,300	Pan Orient (a) Growth Oriented & Return Focused Asian Explorer	803,848
		33,266,084
	Israel 0.8%
970,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	11,142,972
	Kazakhstan 0.3%
490,000	Halyk Savings Bank of Kazakhstan - GDR (a) Largest Retail Bank & Insurer in Kazakhstan	3,449,455
Total Other Countries:		184,787,769

	Latin America 5.9%
	Brazil 3.4%
2,000,000	Localiza Rent A Car Car Rental	19,993,226
1,445,000	Suzano (a) Brazilian Pulp & Paper Producer	15,252,597
730,000	Natura Direct Retailer of Cosmetics	13,165,218
		48,411,041
	Mexico 1.7%
6,500,000	Urbi Desarrollos Urbanos (a) Affordable Housing Builder	13,176,261
250,000	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	10,665,000
		23,841,261

Number of Shares or Principal Amount		Value

	Chile 0.8%
291,000	Sociedad Quimica y Minera de Chile - ADR (b) Producer of Specialty Fertilizers, Lithium & Iodine	$11,386,830
Total Latin America:		83,639,132

Total Common Stock: 98.0% (Cost: $1,046,282,972)		1,392,124,015

Securities Lending Collateral 0.6%
9,148,600	Dreyfus Government Cash Management Fund (d) (7 day yield of 0.060%)	9,148,600

Total Securities Lending Collateral: (Cost: $9,148,600)		9,148,600

	Short-Term Obligations 2.1%
	Repurchase Agreement 1.6%
$23,618,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation, maturing 7/13/11, market value $24,094,875 (repurchase proceeds $23,618,007)	23,618,000

	Commercial Paper 0.5%
6,600,000	Toyota Motor Credit 0.18% due 10/05/09	6,599,868

Total Short-Term Obligations: (Cost: $30,217,868)		30,217,868

Total Investments: 100.7% (Cost: $1,085,649,440) (e) (f)		1,431,490,483

Obligation to Return Collateral for Securities Loaned: (0.6)%		(9,148,600)

Cash and Other Assets Less Liabilities: (0.1)%		(1,424,416)

Total Net Assets: 100%		$1,420,917,467

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices in (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Total Asia	$22,103,620	$556,361,760	$2,848,446	$581,313,826
Total Europe	18,302,088	524,081,200	—	542,383,288
Total Other Countries	93,306,611	91,481,158	—	184,787,769
Total Latin America	83,639,132	—	—	83,639,132
Total Common Stocks	217,351,451	1,171,924,118	2,848,446	1,392,124,015
Securities Lending Collateral	9,148,600	—	—	9,148,600
Short-Term Obligations	—	30,217,868	—	30,217,868
Total Investments	226,500,051	1,202,141,986	2,848,446	1,431,490,483
Net Forward Foreign Currency Exchange Contracts	—	710,522	—	710,522
Total	$226,500,051	$1,202,852,508	$2,848,446	$1,432,201,005

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts / (Premiums)	Realized Gain / (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009
Asia
China	$—	$—	$—	$(1,105,103)	$—	$—	$3,953,549	$—	$2,848,446
Hong Kong	109,775	—	—	—	—	—	—	(109,775)	—
Total	$109,775	$—	$—	$(1,105,103)	$—	$—	$3,953,549	$(109,775)	$2,848,446

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $3,307,291.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 is $8,932,707.
(c)

An affiliated person of the fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the nine months ended September 30, 2009 are as follows:

Affiliate	Balance of Shares Held at 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 9/30/09	Value	Dividend
Charles Taylor	2,490,000	486,000	—	2,976,000	$10,772,562	$339,680

The aggregate cost and value of this company at September 30, 2009, was $14,709,014 and $10,772,562, respectively.  Investments in the affiliated company represented 0.76% of total net assets at September 30, 2009.

(d)	Investment made with cash collateral received from securities lending activity.
(e)

At September 30, 2009, for federal income tax purposes cost of investments was $1,085,649,440 and net unrealized appreciation was $345,841,043 consisting of gross unrealized appreciation of $422,471,233 and gross unrealized depreciation of $76,630,190.

(f)	On September 30, 2009, the Fund’s total investments were denominated in currencies as follows:

		Percentage of
Currency	Value	Net Assets
Euro	$304,024,818	21.4
Japanese Yen	242,901,014	17.1
U.S. Dollar	162,208,213	11.4
British Pound	104,212,977	7.3
Hong Kong Dollar	82,909,559	5.8
Singapore Dollar	71,038,992	5.0
Other currencies less than 5% of total net assets	464,194,910	32.7
Cash and other assets Less liabilities	(10,573,016)	(0.7)
	$1,420,917,467	100.0

At September 30, 2009, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Forward Foreign Currency Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
AUD	USD	$6,394,680	$5,000,000	10/15/09	$635,639
AUD	USD	4,783,545	4,000,000	11/13/09	205,870
AUD	USD	1,203,949	1,000,000	11/13/09	58,557
CAD	USD	7,974,260	7,000,000	10/15/09	448,237
CAD	USD	1,081,280	1,000,000	10/15/09	9,953
CAD	USD	10,858,900	10,000,000	11/13/09	142,984
EUR	USD	2,793,394	4,000,000	11/13/09	87,603
JPY	USD	928,600,000	10,000,000	10/15/09	345,666
JPY	USD	1,143,636,000	12,000,000	11/13/09	743,756
			$54,000,000		$2,678,265

Forward Foreign Currency Contracts to Buy	Forward Foreign Currency Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized (Depreciation)
USD	CAD	$2,162,680	$2,000,000	11/13/09	$(20,097)
USD	EUR	15,779,206	22,000,000	10/15/09	(1,090,352)
USD	EUR	18,210,343	26,000,000	11/13/09	(647,389)
USD	JPY	94,468,000	1,000,000	10/15/09	(52,482)
USD	JPY	283,350,000	3,000,000	11/13/09	(157,423)
			$54,000,000		$(1,967,743)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust company.

ADR = American Depositary Receipts

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GDR = Global Depositary Receipts

JPY = Japanese Yen

USD = United States Dollar

Wanger Select

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value

	Common Stocks 93.9%

	Consumer Goods & Services 30.9%
	Educational Services 10.8%
108,100	ITT Educational Services (a) Post-secondary Degree Services	$11,935,321
974,000	SkillSoft - ADR (a) Web-based Learning Solutions (E-Learning)	9,350,400
171,000	Career Education (a) Post-secondary Education	4,168,980
115,800	Princeton Review (a) College Preparation Courses	486,360
		25,941,061
	Travel 8.2%
1,018,900	Hertz (a) Largest U.S. Rental Car Operator	11,034,687
368,000	Expedia (a) Online Travel Services Company	8,813,600
		19,848,287
	Retail 5.8%
460,000	Safeway Supermarkets	9,071,200
101,000	Abercrombie & Fitch Teen Apparel Retailer	3,320,880
75,000	Gap Casual Apparel Specialty Retailer	1,605,000
		13,997,080
	Apparel 2.5%
184,000	Coach Designer & Retailer of Branded Leather Accessories	6,057,280

	Casinos & Gaming 2.1%
42,326,000	RexLot Holdings (China) (a) Lottery Equipment Supplier in China	3,762,768
10,108,000	NagaCorp (Hong Kong) Casino/Entertainment Complex in Cambodia	1,326,423
		5,089,191
	Furniture & Textiles 0.9%
348,500	Steelcase Office Furniture	2,164,185

	Food & Beverage 0.6%
2,279,000	Fu Ji Food & Catering Services (China) (a) Food Catering Service Provider in China	1,417,382
Total Consumer Goods & Services		74,514,466

	Information 21.2%
	Mobile Communications 5.8%
204,000	Crown Castle International (a) Communications Towers	6,397,440
127,000	American Tower (a) Communications Towers in USA & Latin America	4,622,800
70,000	SBA Communications (a) Communications Towers	1,892,100
1,559,000	Globalstar (a)(b) Satellite Mobile Voice & Data Carrier	1,184,840
		14,097,180
	Computer Services 3.5%
512,000	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	8,181,760
86,500	Hackett Group (a) IT Integration & Best Practice Research	250,850
		8,432,610
	Contract Manufacturing 3.1%
875,833	Sanmina-SCI (a) Electronic Manufacturing Services	7,532,164

	Advertising 2.3%
536,800	VisionChina Media - ADR (China) (a) Advertising on Digital Screens in China’s Mass Transit System	4,272,928
331,527	China Mass Media - ADR (China) (a) Media Planning Agency in China	1,196,812
		5,469,740
	Business Software 2.0%
1,066,000	Novell (a) Directory, Operating System & Identity Management Software	4,807,660

	CATV 1.6%
147,000	Discovery Communications, Series C (a) CATV Programming	3,826,410

	Computer Hardware & Related Equipment 1.5%
97,500	Amphenol Electronic Connectors	3,673,800

	Financial Processors 1.4%
445,000	CardTronics (a) Operates the World’s Largest Network of ATMs	3,479,900
Total Information		51,319,464

	Energy & Minerals 16.4%
	Oil & Gas Producers 8.0%
626,500	Pacific Rubiales Energy (Canada) (a)(c)	7,720,406
336,166	Pacific Rubiales Energy (Canada) (a) Oil Production & Exploration in Colombia	4,163,416
16,460,000	Canacol Energy (Canada) (a)(c)(d) Oil Producer in South America	4,150,936
3,450,000	ShaMaran Petroleum (Canada) (a)(c)	1,856,069
150,000	ShaMaran Petroleum (Canada) (a) Oil & Gas Exploration/Production in Colombia	89,665
325,000	Gran Tierra Energy (Canada) (a) Oil Exploration & Production in Colombia, Peru & Argentina	1,362,957

1

Number of Shares		Value

	Oil & Gas Producers – 8.0% (cont)
21,900	Alange Energy (Canada) (a) Oil Exploration in Kurdistan	$13,705
		19,357,154
	Oil Services 5.1%
839,100	Tetra Technologies (a) U.S.-based Service Company with Life of Field Approach	8,130,879
78,400	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	4,095,616
		12,226,495
	Alternative Energy 2.1%
247,100	Canadian Solar (China) (a)(b) Solar Cell & Module Manufacturer	4,255,062
179,900	Real Goods Solar (a) Residential Solar Energy Installer	483,931
326,000	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants	391,200
		5,130,193
	Mining 1.2%
1,203,000	Uranium One (South Africa) (a) Uranium Mines in Kazakhstan, the U.S. & Australia	2,887,695
Total Energy & Minerals		39,601,537

	Industrial Goods & Services 10.8%
	Outsourcing Services 2.8%
302,000	Quanta Services (a) Electrical & Telecom Construction Services	6,683,260

	Waste Management 2.4%
197,000	Waste Management U.S. Garbage Collection & Disposal	5,874,540

	Other Industrial Services 2.3%
111,000	Expeditors International of Washington International Freight Forwarder	3,901,650
101,000	Mobile Mini (a) Portable Storage Units Leasing	1,753,360
		5,655,010
	Machinery 1.7%
88,000	Ametek Aerospace/Industrial Instruments	3,072,080
32,500	Donaldson Industrial Air Filtration	1,125,475
		4,197,555
	Industrial Materials & Specialty Chemicals 1.1%
130,000	Nalco Holding Company Provider of Water Treatment & Process Chemicals & Services	2,663,700

	Industrial Distribution 0.5%
12,000	WW Grainger Industrial Distribution	1,072,320
Total Industrial Goods & Services		26,146,385

	Finance 10.5%
	Brokerage & Money Management 5.7%
791,300	MF Global (a) Futures Broker	5,752,751
171,000	Eaton Vance Specialty Mutual Funds	4,786,290
166,000	SEI Investments Mutual Fund Administration & Investment Management	3,266,880
		13,805,921
	Insurance 3.6%
1,651,000	Conseco (a) Life, Long-term Care & Medical Supplement Insurance	8,684,260

	Credit Cards 1.2%
180,000	Discover Financial Services Credit Card Company	2,921,400
Total Finance		25,411,581

	Other Industries 4.1%
	Transportation 4.1%
171,000	JB Hunt Transport Services Truck & Intermodal Carrier	5,494,230
147,000	American Commercial Lines (a) Operator of Inland Barges/Builder of Barges & Vessels	4,280,640
		9,774,870
Total Other Industries		9,774,870

	Health Care —%
	Health Care Services —%
2,500	Emdeon (a) Revenue & Payment Cycle Management	40,500
Total Health Care		40,500

Total Common Stocks 93.9% (Cost: $205,601,859)		226,808,803

Securities Lending Collateral 0.4%

1,082,500	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.060%)	1,082,500

Total Securities Lending Collateral (Cost: $1,082,500)		1,082,500

2

Principal Amount		Value

	Short-Term Obligations 8.1%
	Repurchase Agreement 7.7%
$18,497,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 8/25/11, market value $18,867,394 (repurchase proceeds $18,497,005)	$18,497,000

	Commercial Paper 0.4%
1,100,000	Toyota Motor Credit 0.18% due 10/05/09	1,099,978

Total Short-Term Obligations (Cost: $19,596,978)		19,596,978

Total Investments: 102.4% (Cost: $226,281,337) (f)(g)		247,488,281

Obligation to Return Collateral for Securities Loaned: (0.4)%		(1,082,500)

Cash and Other Assets Less Liabilities: (2.0)%		(4,827,607)

Total Net Assets: 100.0%		$241,578,174

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Consumer Goods & Services	$68,007,893	$5,089,191	$1,417,382	$74,514,466
Information	51,319,464	—	—	51,319,464
Energy & Minerals	25,874,126	13,727,411	—	39,601,537
Industrial Goods & Services	26,146,385	—	—	26,146,385
Finance	25,411,581	—	—	25,411,581
Other Industries	9,774,870	—	—	9,774,870
Health Care	40,500	—	—	40,500
Total Common Stocks	206,574,819	18,816,602	1,417,382	226,808,803
Securities Lending Collateral	1,082,500	—	—	1,082,500
Short-Term Obligations	—	19,596,978	—	19,596,978
Total Investments	$207,657,319	$38,413,580	$1,417,382	$247,488,281

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts / (Premiums)	Realized Gain / (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009
Consumer Goods & Services
Food & Beverage	$—	$—	$—	$(549,897)	$—	$—	$1,967,279	$—	$1,417,382

	$—	$—	$—	$(549,897)	$—	$—	$1,967,279	$—	$1,417,382

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $187,446.

(a)                                  Non-income producing security.

(b)                                 All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 is $1,040,910.

(c)                                  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2009, these securities amounted to $13,727,411 which represents 5.68% of net assets.

	Acquisition
Security	Dates	Shares	Cost	Value
ShaMaran Petroleum	9/15/09	3,450,000	$2,414,839	$1,856,069
Canacol Energy	9/23/09	16,460,000	4,287,256	4,150,936
Pacific Rubiales Energy	7/12/07	626,500	2,515,487	7,720,406
			$9,217,582	$13,727,411

(d)                                 An affiliated person of the fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Transactions in this affiliated company during the nine months ended September 30, 2009 are as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/09	Value	Dividend
Canacol Energy	—	16,460,000	—	16,460,000	$4,150,936	$—

(e)                                  Investment made with cash collateral received from securities lending activity.

3

(f)                                    On September 30, 2009, the market value of foreign securities represents 11.90% of total net assets.  The Fund’s foreign portfolio was diversified as follows:

			Percentage of
Currency	Value	Cost	Net Assets
Canadian Dollar	$22,244,849	$16,216,629	9.21
Hong Kong Dollar	6,506,573	6,723,671	2.69
	$28,751,422	$22,940,300	11.90

(g)                                 At September 30, 2009, for federal income tax purposes cost of investments was $226,281,337 and net unrealized appreciation was $21,206,944 consisting of gross unrealized appreciation of $67,392,047 and gross unrealized depreciation of $46,185,103.

ADR = American Depositary Receipts

4

Wanger International Select

Statement of Investments (Unaudited), September 30, 2009

Number of Shares		Value

	Common Stock 98.1%

	Asia 36.7%
	Japan 17.9%
104,000	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$806,532
800	Jupiter Telecommunications Largest Cable Service Provider in Japan	774,096
14,900	Benesse Education Service Provider	728,291
290	Seven Bank ATM Processing Services	715,853
51,900	Rohto Pharmaceutical Health & Beauty Products	707,249
24,700	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	509,476
80	Orix JREIT Diversified REIT	412,581
37,000	Kamigumi Port Cargo Handling & Logistics	300,094
27,000	Suruga Bank Regional Bank	254,057
7,500	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	208,593
15	Nippon Building Fund Office REIT	133,579
		5,550,401
	South Korea 6.7%
6,000	NHN (a) South Korea’s Largest Online Search Engine	883,362
3,900	MegaStudy Online Education Service Provider	799,794
12,500	Woongjin Coway South Korean Household Appliance Rental Service Provider	401,000
		2,084,156
	Singapore 6.5%
620,000	Ascendas REIT Singapore Industrial Property Landlord	843,378
450,000	Olam International Agriculture Supply Chain Manager	791,718
62,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	368,333
		2,003,429
	China 2.9%
143,500	Shandong Weigao Vertically Integrated Hospital Consumable Manufacturer	471,949
543,000	Jiangsu Expressway Chinese Toll Road Operator	443,546
		915,495
	Hong Kong 2.7%
35,000	Hong Kong Exchanges and Clearing Hong Kong Equity & Derivatives Market Operator	628,667
1,207,914	NagaCorp Casino/Entertainment Complex in Cambodia	158,508
40,400	Lifestyle International Mid to High-end Department Store Operator in Hong Kong & China	62,162
		849,337
Asia: Total		11,402,818

	Europe 37.2%
	United Kingdom 15.6%
195,000	Serco Facilities Management	1,574,380
90,000	Capita Group White Collar, Back Office Outsourcing	1,039,591
44,400	Intertek Group Testing, Inspection & Certification Services	900,549
175,000	Cobham Aerospace Components	612,524
105,000	RPS Group Environmental Consulting & Planning	377,877
20,000	Schroders United Kingdom Top Tier Asset Manager	349,813
		4,854,734
	France 5.4%
7,000	Neopost Postage Meter Machines	628,468
18,000	SES Satellite Broadcasting Services	408,556
10,900	Eutelsat Co-leader in European Fixed Satellite Services	331,949
8,000	Zodiac Aerospace Leading Aircraft Supplier	317,596
		1,686,569
	Netherlands 5.2%
13,540	Fugro Sub-sea Oilfield Services	783,335
20,000	Imtech Engineering & Technical Services	510,578
3,000	Core Laboratories Oil & Gas Reservoir Consulting	309,270
		1,603,183
	Germany 3.2%
9,675	Wincor Nixdorf Retail POS Systems & ATM Machines	622,822
14,000	Rhoen-Klinikum Health Care Services	356,640
		979,462
	Spain 2.6%
15,400	Red Electrica de Espana Spanish Power Grid	788,414

	Sweden 2.3%
59,000	Hexagon Measurement Equipment	705,633

	Switzerland 1.1%
2,900	Kuehne & Nagel Freight Forwarding/Logistics	252,465

1

Number of Shares		Value

	Switzerland — 1.1% (cont)
2,000	Bank Sarasin & Cie Private Banking	$83,293
		335,758
	Ireland 1.0%
95,000	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	321,215
	Denmark 0.8%
2,700	Novozymes Industrial Enzymes	254,671
Total Europe		11,529,639

	Other Countries 24.2%
	United States 7.2%
16,700	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	743,818
4,700	Diamond Offshore Offshore Drilling Contractor	448,944
7,000	Cephalon (a) Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	407,680
7,000	Oceaneering International (a) Provider of Sub-sea Services & Manufactured Products	397,250
6,500	Atwood Oceanics (a) Offshore Drilling Contractor	229,255
		2,226,947
	South Africa 5.8%
53,000	Naspers Media in Africa & Other Emerging Markets	1,817,452
	Canada 5.6%
9,400	Potash Corp. of Saskatchewan World’s Largest Producer of Potash	849,196
50,000	Pacific Rubiales Energy (a) Oil Production & Exploration in Colombia	619,250
12,900	CCL Industries Leading Global Label Manufacturer	267,482
		1,735,928
	Israel 3.5%
94,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	1,079,835
	Australia 2.1%
111,000	Sino Gold (a) Gold Mining in The People’s Republic of China	659,319
Total Other Countries		7,519,481

Total Common Stocks 98.1% (Cost: $25,212,536)		30,451,938

	Exchange Traded Fund 2.0%
50,000	iShares MSCI Taiwan Index Fund Taiwan Exchange Traded Fund	615,000

Total Exchange Traded Fund (Cost: $514,280)		615,000

Total Investments: 100.1% (Cost: $25,726,816) (b)(c)		31,066,938

Cash and Other Assets Less Liabilities: (0.1)%		(16,274)

Total Net Assets: 100.0%		$31,050,664

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Total Asia	$—	$11,402,818	$—	$11,402,818
Total Europe	309,270	11,220,369	—	11,529,639
Total Other Countries	3,962,875	3,556,606	—	7,519,481
Total Common Stocks	4,272,145	26,179,793	—	30,451,938
Exchange Traded Fund	615,000	—	—	615,000
Total Investments	$4,887,145	$26,179,793	$—	$31,066,938

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)           Non-income producing security.

(b)           On September 30, 2009, the Fund’s total investments were denominated in currencies as follows:

		Percentage of
Currency	Value	Net Assets

Japanese Yen	$5,550,401	17.9
Euro	5,069,573	16.3
British Pound	4,854,734	15.6
U.S. Dollar	4,000,413	12.9
Korean Won	2,084,156	6.7
Singapore Dollar	2,003,429	6.5
South African Rand	1,817,452	5.8
Hong Kong Dollar	1,764,832	5.7
Other currencies less than 5% of total net assets	3,921,948	12.7
Cash and other assets less liabilities	(16,274)	(0.1)
	$31,050,664	100.0

(c)                                  At September 30, 2009, for federal income tax purposes cost of investments was $25,726,816 and net unrealized appreciation was $5,340,122 consisting of gross unrealized appreciation of $6,460,280 and gross unrealized depreciation of $1,120,158.

2

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 20, 2009

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 20, 2009